Consolidated Statement of Changes in Shareholders' Equity - USD ($) $ in Millions	Total	Issued capital gross [member]	Issuance cost [member]	Issued capital [member]	Share capital reserve transactions and treasury shares [member]	Cumulative translation adjustment [member]	Cash flow hedge highly probable future exports [member]	Actuarial gains (losses) on defined benefit pension plans [member]	Amount recognised in other comprehensive income and deemed [member]	Accumulated other comprehensive income [member]	Legal reserve [member]	Statutory reserve [member]	Tax incentives reserve [member]	Profit retention reserve [member]	Capital reserve [member]	Retained earnings [member]	Equity attributable to shareholders of Petrobras [member]	Non-controlling interests [member]
Balance at beginning of the period at Dec. 31, 2016	$ 77,550	$ 107,380	$ (279)	$ 107,101	$ 628	$ (60,248)	$ (11,297)	$ (11,600)	$ (948)	$ (84,093)	$ 7,919	$ 2,182	$ 720	$ 42,322	$ 53,143		$ 76,779	$ 771
Statement [LineItems]
Realization of deemed cost									(4)							$ 4
Capital transactions	1,231				439												439	792
Net income (loss) for the year	169															(91)	(91)	260
Other comprehensive income (loss)	2,706					(795)	1,724	1,585	161								2,675	31
Appropriations:
Transfer to reserves														(87)		87
Dividends	(154)																	(154)
Balance at the end of the period (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Dec. 31, 2017	81,245	107,380	(279)	107,101	1,067	(61,043)	(9,573)	(10,015)	(811)	(81,442)	7,919	2,182	720	42,235	53,056	(222)	79,560	1,685
Balance at the end of the period (IFRS [member]) at Dec. 31, 2017	(257)								(20)							(222)	(242)	(15)
Balance at the end of the period at Dec. 31, 2017	81,502	107,380	(279)	107,101	1,067	(61,043)	(9,573)	(10,015)	(791)	(81,422)	7,919	2,182	720	42,235	53,056		79,802	1,700
Statement [LineItems]
Realization of deemed cost									(4)							4
Capital transactions	117				2												2	115
Net income (loss) for the year	7,414															7,173	7,173	241
Other comprehensive income (loss)	(13,515)					(6,273)	(3,719)	(3,209)	(138)								(13,339)	(176)
Appropriations:
Transfer to reserves											338	270	203	4,294		(5,105)
Dividends	(2,084)															(1,850)	(1,850)	(234)
Balance at the end of the period at Dec. 31, 2018	73,175	107,380	(279)	107,101	1,067	(67,316)	(13,292)	(13,224)	(953)	(94,785)	8,257	2,452	923	46,529	58,161		71,544	1,631
Statement [LineItems]
Realization of deemed cost									(2)							2
Capital transactions	(661)				(3)												(3)	(658)
Net income (loss) for the year	10,363															10,151	10,151	212
Other comprehensive income (loss)	(5,708)					(1,405)	(248)	(4,098)	69								(5,682)	(26)
Appropriations:
Transfer to reserves											488	250	179	6,549		(7,466)
Dividends	(2,954)															$ (2,687)	(2,687)	(267)
Balance at the end of the period at Dec. 31, 2019	$ 74,215	$ 107,380	$ (279)	$ 107,101	$ 1,064	$ (68,721)	$ (13,540)	$ (17,322)	$ (886)	$ (100,469)	$ 8,745	$ 2,702	$ 1,102	$ 53,078	$ 65,627		$ 73,323	$ 892